PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other current assets consisted of the following:

	As of December 31,
	2017	2018
	US$	US$

Prepaid expenses	5,845	5,999
Advance to employees	903	603
Receivable from a broker for exercise of employee stock options	808	65
Rental deposits and others	4,876	2,325
Interest receivable	2,902	3,801
Rent paid to original lessors for sublease services	5,590	346
Properties held for sale	5,429	9,906
Others	6,351	4,950

	32,704	27,995